Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PENN SERIES FUNDS INC
Entity Central Index Key	0000702340
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000018285 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Money Market Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Money Market Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Fund	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 101,664,440
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 174,622
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$101,664,440
Total number of portfolio holdings	20
Total advisory fee paid	$174,622

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Tennessee Valley Authority 3.590%, 07/08/26	7.9%
U.S. Treasury Bills 3.627%, 08/11/26	7.4%
U.S. Treasury Bills 3.632%, 08/04/26	5.9%
Federal National Mortgage 3.623%, 07/15/26	4.9%
U.S. Treasury Bills 3.646%, 07/16/26	4.9%
Freddie Mac Discount Notes 3.632%, 07/20/26	4.9%
Federal Home Loan Banks 3.633%, 07/28/26	4.9%
Federal National Mortgage 3.615%, 08/17/26	4.9%
Freddie Mac Discount Notes 3.588%, 08/20/26	4.9%
Federal National Mortgage 3.643%, 08/26/26	4.9%

Largest Holdings [Text Block]
Top 10 Holdings
Tennessee Valley Authority 3.590%, 07/08/26	7.9%
U.S. Treasury Bills 3.627%, 08/11/26	7.4%
U.S. Treasury Bills 3.632%, 08/04/26	5.9%
Federal National Mortgage 3.623%, 07/15/26	4.9%
U.S. Treasury Bills 3.646%, 07/16/26	4.9%
Freddie Mac Discount Notes 3.632%, 07/20/26	4.9%
Federal Home Loan Banks 3.633%, 07/28/26	4.9%
Federal National Mortgage 3.615%, 08/17/26	4.9%
Freddie Mac Discount Notes 3.588%, 08/20/26	4.9%
Federal National Mortgage 3.643%, 08/26/26	4.9%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000018286 [Member]
Shareholder Report [Line Items]
Fund Name	Limited Maturity Bond Fund
Class Name	Limited Maturity Bond Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Limited Maturity Bond Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Maturity Bond Fund	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 67,140,032
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 149,396
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$67,140,032
Total number of portfolio holdings	54
Total advisory fee paid (net of waivers)	$149,396
Portfolio turnover rate	35%
Weighted Average Maturity	6.2 Years
Effective Duration	1.9 Years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Residential Mortgage Backed Securities	29.2%
Asset Backed Securities	28.4%
Corporate Bonds	22.6%
Commercial Mortgage Backed Securities	16.9%
U.S. Treasury Obligations	1.9%
Money Market Funds	1.0%
Bond Quality Allocation [1]
[1] Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.

Credit Ratings Selection [Text Block]	Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000018287 [Member]
Shareholder Report [Line Items]
Fund Name	Index 500 Fund
Class Name	Index 500 Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Index 500 Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Fund	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 989,153,536
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 585,002
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$989,153,536
Total number of portfolio holdings	506
Total advisory fee paid	$585,002
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000018288 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Mid Cap Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Mid Cap Growth Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 114,351,822
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 384,814
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$114,351,822
Total number of portfolio holdings	62
Total advisory fee paid	$384,814
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Cloudflare, Inc., Class A	3.6%
Monolithic Power Systems, Inc.	3.6%
IDEXX Laboratories, Inc.	3.4%
Sterling Infrastructure, Inc.	3.1%
Snowflake, Inc.	2.8%
Fastenal Co.	2.6%
Datadog, Inc., Class A	2.6%
Edwards Lifesciences Corp.	2.5%
Novanta, Inc.	2.4%
SPX Technologies, Inc.	2.2%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Cloudflare, Inc., Class A	3.6%
Monolithic Power Systems, Inc.	3.6%
IDEXX Laboratories, Inc.	3.4%
Sterling Infrastructure, Inc.	3.1%
Snowflake, Inc.	2.8%
Fastenal Co.	2.6%
Datadog, Inc., Class A	2.6%
Edwards Lifesciences Corp.	2.5%
Novanta, Inc.	2.4%
SPX Technologies, Inc.	2.2%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000018289 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	Mid Cap Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Mid Cap Value Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Fund	$44	0.83%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
Net Assets	$ 90,295,156
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 235,716
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$90,295,156
Total number of portfolio holdings	74
Total advisory fee paid (net of waivers)	$235,716
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Alliant Energy Corp.	2.9%
Littelfuse, Inc.	2.7%
Lamar Advertising Co., Class A	2.4%
Everest Group Ltd.	2.3%
The PNC Financial Services Group, Inc.	2.2%
Agree Realty Corp.	2.2%
Wintrust Financial Corp.	2.1%
PPL Corp.	1.9%
Fox Corp., Class B	1.9%
Freeport-McMoRan, Inc.	1.9%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Alliant Energy Corp.	2.9%
Littelfuse, Inc.	2.7%
Lamar Advertising Co., Class A	2.4%
Everest Group Ltd.	2.3%
The PNC Financial Services Group, Inc.	2.2%
Agree Realty Corp.	2.2%
Wintrust Financial Corp.	2.1%
PPL Corp.	1.9%
Fox Corp., Class B	1.9%
Freeport-McMoRan, Inc.	1.9%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000018290 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Large Cap Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Large Cap Growth Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund	$41	0.84%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%
Net Assets	$ 67,220,235
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 179,279
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$67,220,235
Total number of portfolio holdings	54
Total advisory fee paid	$179,279
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
NVIDIA Corp.	13.3%
Alphabet, Inc., Class A	10.3%
Broadcom, Inc.	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.8%
Amphenol Corp., Class A	4.0%
Visa, Inc., Class A	3.7%
Apple, Inc.	3.1%
Aon PLC, Class A	2.6%
Moody's Corp.	2.5%
Hubbell, Inc.	2.4%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	13.3%
Alphabet, Inc., Class A	10.3%
Broadcom, Inc.	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.8%
Amphenol Corp., Class A	4.0%
Visa, Inc., Class A	3.7%
Apple, Inc.	3.1%
Aon PLC, Class A	2.6%
Moody's Corp.	2.5%
Hubbell, Inc.	2.4%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000018291 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Core Value Fund
Class Name	Mid Core Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Mid Core Value Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Core Value Fund	$56	1.07%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.07%
Material Change Date	Jun. 01, 2026
Net Assets	$ 67,639,291
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 225,298
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$67,639,291
Total number of portfolio holdings	131
Total advisory fee paid	$225,298
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Kimberly-Clark Corp.	2.2%
Zimmer Biomet Holdings, Inc.	2.0%
Commerce Bancshares, Inc.	2.0%
Henry Schein, Inc.	2.0%
Labcorp Holdings, Inc.	1.8%
Evergy, Inc.	1.6%
Packaging Corp. of America	1.6%
Xcel Energy, Inc.	1.6%
Becton Dickinson & Co.	1.6%
Enterprise Products Partners LP	1.6%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Kimberly-Clark Corp.	2.2%
Zimmer Biomet Holdings, Inc.	2.0%
Commerce Bancshares, Inc.	2.0%
Henry Schein, Inc.	2.0%
Labcorp Holdings, Inc.	1.8%
Evergy, Inc.	1.6%
Packaging Corp. of America	1.6%
Xcel Energy, Inc.	1.6%
Becton Dickinson & Co.	1.6%
Enterprise Products Partners LP	1.6%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) contractually agreed to waive a portion of its investment advisory fee in the amount of 0.01% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

Material Fund Change Expenses [Text Block]
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) contractually agreed to waive a portion of its investment advisory fee in the amount of 0.01% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000018292 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Real Estate Securities Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Real Estate Securities Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund	$52	0.97%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%
Net Assets	$ 98,055,797
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 336,950
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$98,055,797
Total number of portfolio holdings	41
Total advisory fee paid	$336,950
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Welltower, Inc.	13.8%
Digital Realty Trust, Inc.	9.5%
Prologis, Inc.	4.7%
American Tower Corp.	4.5%
Extra Space Storage, Inc.	4.4%
Crown Castle, Inc.	4.2%
Equinix, Inc.	3.6%
Agree Realty Corp.	3.5%
Sun Communities, Inc.	3.3%
Iron Mountain, Inc.	3.1%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Welltower, Inc.	13.8%
Digital Realty Trust, Inc.	9.5%
Prologis, Inc.	4.7%
American Tower Corp.	4.5%
Extra Space Storage, Inc.	4.4%
Crown Castle, Inc.	4.2%
Equinix, Inc.	3.6%
Agree Realty Corp.	3.5%
Sun Communities, Inc.	3.3%
Iron Mountain, Inc.	3.1%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000018293 [Member]
Shareholder Report [Line Items]
Fund Name	Quality Bond Fund
Class Name	Quality Bond Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Quality Bond Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Quality Bond Fund	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 336,612,651
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 753,207
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$336,612,651
Total number of portfolio holdings	124
Total advisory fee paid	$753,207
Portfolio turnover rate	11%
Weighted Average Maturity	11.6 Years
Effective Duration	6.0 Years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Residential Mortgage Backed Securities	38.5%
Corporate Bonds	27.1%
U.S. Treasury Obligations	11.8%
Asset Backed Securities	11.7%
Commercial Mortgage Backed Securities	10.1%
Municipal Bonds	0.8%
Bond Quality Allocation [1]
[1] Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.

Credit Ratings Selection [Text Block]	Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.
Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000018294 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	High Yield Bond Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series High Yield Bond Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 122,969,855
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 277,332
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$122,969,855
Total number of portfolio holdings	109
Total advisory fee paid	$277,332
Portfolio turnover rate	32%
Weighted Average Maturity	2.0 Years
Effective Duration	3.5 Years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Corporate Bonds	99.3%
Money Market Funds	0.7%
Bond Quality Allocation [1]
[1] Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.

Credit Ratings Selection [Text Block]	Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.Note: When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. When one rating is available, that rating is used. "NR" is used to classify securities for which a rating is not available.
Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000018295 [Member]
Shareholder Report [Line Items]
Fund Name	Large Growth Stock Fund
Class Name	Large Growth Stock Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Large Growth Stock Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Growth Stock Fund	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Net Assets	$ 360,538,348
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,198,081
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$360,538,348
Total number of portfolio holdings	82
Total advisory fee paid	$1,198,081
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
NVIDIA Corp.	14.1%
Alphabet, Inc., Class A	8.0%
Apple, Inc.	6.0%
Broadcom, Inc.	5.6%
Microsoft Corp.	4.2%
Advanced Micro Devices, Inc.	4.2%
Micron Technology, Inc.	4.2%
Eli Lilly & Co.	3.5%
Meta Platforms, Inc., Class A	3.4%
Tesla, Inc.	3.0%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	14.1%
Alphabet, Inc., Class A	8.0%
Apple, Inc.	6.0%
Broadcom, Inc.	5.6%
Microsoft Corp.	4.2%
Advanced Micro Devices, Inc.	4.2%
Micron Technology, Inc.	4.2%
Eli Lilly & Co.	3.5%
Meta Platforms, Inc., Class A	3.4%
Tesla, Inc.	3.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000018296 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Large Cap Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Large Cap Value Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund	$49	0.93%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%
Material Change Date	Jun. 01, 2026
Net Assets	$ 168,482,268
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 544,060
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$168,482,268
Total number of portfolio holdings	80
Total advisory fee paid	$544,060
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Berkshire Hathaway, Inc., Class B	4.1%
RTX Corp.	3.8%
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	3.5%
Philip Morris International, Inc.	3.2%
Alphabet, Inc., Class C	3.1%
Cisco Systems, Inc.	3.0%
UnitedHealth Group, Inc.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Amazon.com, Inc.	2.1%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Berkshire Hathaway, Inc., Class B	4.1%
RTX Corp.	3.8%
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	3.5%
Philip Morris International, Inc.	3.2%
Alphabet, Inc., Class C	3.1%
Cisco Systems, Inc.	3.0%
UnitedHealth Group, Inc.	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Amazon.com, Inc.	2.1%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) contractually agreed to waive a portion of its investment advisory fee in the amount of 0.01% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

Material Fund Change Expenses [Text Block]
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) contractually agreed to waive a portion of its investment advisory fee in the amount of 0.01% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000018297 [Member]
Shareholder Report [Line Items]
Fund Name	Flexibly Managed Fund
Class Name	Flexibly Managed Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Flexibly Managed Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Flexibly Managed Fund	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 4,883,607,624
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 16,613,144
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$4,883,607,624
Total number of portfolio holdings	268
Total advisory fee paid	$16,613,144
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	3.5%
Amazon.com, Inc.	3.5%
NVIDIA Corp.	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class A	2.7%
CenterPoint Energy, Inc.	2.7%
U.S. Treasury Notes 3.500%, 02/28/31	2.5%
Meta Platforms, Inc., Class A	2.3%
Advanced Micro Devices, Inc.	2.1%
U.S. Treasury Notes 3.625%, 10/31/30	2.1%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.
[2] Includes non-equity investments.

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	3.5%
Amazon.com, Inc.	3.5%
NVIDIA Corp.	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class A	2.7%
CenterPoint Energy, Inc.	2.7%
U.S. Treasury Notes 3.500%, 02/28/31	2.5%
Meta Platforms, Inc., Class A	2.3%
Advanced Micro Devices, Inc.	2.1%
U.S. Treasury Notes 3.625%, 10/31/30	2.1%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000018298 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	International Equity Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series International Equity Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund	$56	1.09%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
Material Change Date	Jun. 01, 2026
Net Assets	$ 217,476,049
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 848,588
Investment Company Portfolio Turnover	148.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$217,476,049
Total number of portfolio holdings	43
Total advisory fee paid	$848,588
Portfolio turnover rate	148%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6.3%
ASML Holding N.V.	5.6%
Galderma Group AG	5.2%
Tokyo Electron Ltd.	5.0%
Infineon Technologies AG	4.4%
The Coca-Cola Co.	4.0%
InterContinental Hotels Group PLC	4.0%
Games Workshop Group PLC	3.6%
Linde PLC	3.5%
TC Energy Corp.	3.5%
Sector Allocation [1]
Country Allocation
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6.3%
ASML Holding N.V.	5.6%
Galderma Group AG	5.2%
Tokyo Electron Ltd.	5.0%
Infineon Technologies AG	4.4%
The Coca-Cola Co.	4.0%
InterContinental Hotels Group PLC	4.0%
Games Workshop Group PLC	3.6%
Linde PLC	3.5%
TC Energy Corp.	3.5%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) contractually agreed to waive a portion of its investment advisory fee in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

Material Fund Change Expenses [Text Block]
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) contractually agreed to waive a portion of its investment advisory fee in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000018299 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Small Cap Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Small Cap Value Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund	$53	0.96%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.96%
Net Assets	$ 161,672,021
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 515,614
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$161,672,021
Total number of portfolio holdings	163
Total advisory fee paid	$515,614
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Terex Corp.	1.9%
Glacier Bancorp, Inc.	1.6%
COPT Defense Properties	1.6%
UMB Financial Corp.	1.6%
Atlantic Union Bankshares Corp.	1.6%
Valley National Bancorp	1.5%
Jackson Financial, Inc., Class A	1.4%
Nicolet Bankshares, Inc.	1.4%
Renasant Corp.	1.4%
Columbia Banking System, Inc.	1.3%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Terex Corp.	1.9%
Glacier Bancorp, Inc.	1.6%
COPT Defense Properties	1.6%
UMB Financial Corp.	1.6%
Atlantic Union Bankshares Corp.	1.6%
Valley National Bancorp	1.5%
Jackson Financial, Inc., Class A	1.4%
Nicolet Bankshares, Inc.	1.4%
Renasant Corp.	1.4%
Columbia Banking System, Inc.	1.3%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000018300 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Small Cap Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Small Cap Growth Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund	$54	1.00%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
Net Assets	$ 98,132,327
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 322,262
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$98,132,327
Total number of portfolio holdings	131
Total advisory fee paid	$322,262
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Glaukos Corp.	2.6%
Ligand Pharmaceuticals, Inc.	2.2%
Tower Semiconductor Ltd.	2.0%
CECO Environmental Corp.	1.8%
Revolution Medicines, Inc.	1.7%
Legence Corp., Class A	1.7%
Mirum Pharmaceuticals, Inc.	1.6%
SPX Technologies, Inc.	1.6%
MACOM Technology Solutions Holdings, Inc.	1.5%
OSI Systems, Inc.	1.5%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Glaukos Corp.	2.6%
Ligand Pharmaceuticals, Inc.	2.2%
Tower Semiconductor Ltd.	2.0%
CECO Environmental Corp.	1.8%
Revolution Medicines, Inc.	1.7%
Legence Corp., Class A	1.7%
Mirum Pharmaceuticals, Inc.	1.6%
SPX Technologies, Inc.	1.6%
MACOM Technology Solutions Holdings, Inc.	1.5%
OSI Systems, Inc.	1.5%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000063367 [Member]
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	Aggressive Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Aggressive Allocation Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Allocation Fund	$18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Net Assets	$ 56,185,538
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 33,004
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$56,185,538
Total number of portfolio holdings	21
Total advisory fee paid	$33,004
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	27.8%
Penn Series Flexibly Managed Fund	9.1%
Penn Series International Equity Fund	7.1%
Penn Series Developed International Index Fund	7.0%
Penn Series Large Cap Value Fund	6.0%
Penn Series Large Growth Stock Fund	6.0%
Penn Series Quality Bond Fund	5.0%
Penn Series Real Estate Securities Fund	5.0%
Penn Series Mid Core Value Fund	4.0%
Penn Series Large Core Value Fund	4.0%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Index 500 Fund	27.8%
Penn Series Flexibly Managed Fund	9.1%
Penn Series International Equity Fund	7.1%
Penn Series Developed International Index Fund	7.0%
Penn Series Large Cap Value Fund	6.0%
Penn Series Large Growth Stock Fund	6.0%
Penn Series Quality Bond Fund	5.0%
Penn Series Real Estate Securities Fund	5.0%
Penn Series Mid Core Value Fund	4.0%
Penn Series Large Core Value Fund	4.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000063368 [Member]
Shareholder Report [Line Items]
Fund Name	Moderately Conservative Allocation Fund
Class Name	Moderately Conservative Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Moderately Conservative Allocation Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderately Conservative Allocation Fund	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 69,223,563
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 41,555
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$69,223,563
Total number of portfolio holdings	15
Total advisory fee paid	$41,555
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	45.0%
Penn Series Index 500 Fund	13.9%
Penn Series Flexibly Managed Fund	8.0%
Penn Series Limited Maturity Bond Fund	6.0%
Penn Series High Yield Bond Fund	6.0%
Penn Series Developed International Index Fund	4.0%
Penn Series Real Estate Securities Fund	4.0%
Penn Series International Equity Fund	3.0%
Penn Series Large Cap Value Fund	3.0%
Penn Series Mid Core Value Fund	2.0%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Quality Bond Fund	45.0%
Penn Series Index 500 Fund	13.9%
Penn Series Flexibly Managed Fund	8.0%
Penn Series Limited Maturity Bond Fund	6.0%
Penn Series High Yield Bond Fund	6.0%
Penn Series Developed International Index Fund	4.0%
Penn Series Real Estate Securities Fund	4.0%
Penn Series International Equity Fund	3.0%
Penn Series Large Cap Value Fund	3.0%
Penn Series Mid Core Value Fund	2.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000063369 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Fund
Class Name	Small Cap Index Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Small Cap Index Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Fund	$39	0.70%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.70%
Net Assets	$ 90,359,710
Holdings Count | Holding	1,954
Advisory Fees Paid, Amount	$ 127,281
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$90,359,710
Total number of portfolio holdings	1,954
Total advisory fee paid	$127,281
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Moog, Inc., Class A	0.4%
Hut 8 Corp.	0.4%
BrightSpring Health Services, Inc.	0.4%
Viasat, Inc.	0.4%
Cytokinetics, Inc.	0.4%
MaxLinear, Inc.	0.4%
UMB Financial Corp.	0.3%
Argan, Inc.	0.3%
JFrog Ltd.	0.3%
Krystal Biotech, Inc.	0.3%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Moog, Inc., Class A	0.4%
Hut 8 Corp.	0.4%
BrightSpring Health Services, Inc.	0.4%
Viasat, Inc.	0.4%
Cytokinetics, Inc.	0.4%
MaxLinear, Inc.	0.4%
UMB Financial Corp.	0.3%
Argan, Inc.	0.3%
JFrog Ltd.	0.3%
Krystal Biotech, Inc.	0.3%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000063370 [Member]
Shareholder Report [Line Items]
Fund Name	SMID Cap Growth Fund
Class Name	SMID Cap Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series SMID Cap Growth Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMID Cap Growth Fund	$58	1.05%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.05%
Net Assets	$ 76,526,733
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 254,434
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$76,526,733
Total number of portfolio holdings	105
Total advisory fee paid	$254,434
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
MACOM Technology Solutions Holdings, Inc.	2.9%
Lattice Semiconductor Corp.	2.3%
Onto Innovation, Inc.	2.2%
BrightSpring Health Services, Inc.	2.0%
SiTime Corp.	1.9%
Moog, Inc., Class A	1.8%
Carpenter Technology Corp.	1.8%
Texas Roadhouse, Inc.	1.7%
Roivant Sciences Ltd.	1.7%
Enpro, Inc.	1.6%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
MACOM Technology Solutions Holdings, Inc.	2.9%
Lattice Semiconductor Corp.	2.3%
Onto Innovation, Inc.	2.2%
BrightSpring Health Services, Inc.	2.0%
SiTime Corp.	1.9%
Moog, Inc., Class A	1.8%
Carpenter Technology Corp.	1.8%
Texas Roadhouse, Inc.	1.7%
Roivant Sciences Ltd.	1.7%
Enpro, Inc.	1.6%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000063371 [Member]
Shareholder Report [Line Items]
Fund Name	SMID Cap Value Fund
Class Name	SMID Cap Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series SMID Cap Value Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMID Cap Value Fund	$64	1.17%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.17%
Material Change Date	Jun. 01, 2026
Net Assets	$ 47,052,257
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 179,850
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$47,052,257
Total number of portfolio holdings	102
Total advisory fee paid	$179,850
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
US Foods Holding Corp.	1.7%
The Hanover Insurance Group, Inc.	1.7%
BorgWarner, Inc.	1.6%
Reliance, Inc.	1.6%
Regal Rexnord Corp.	1.6%
F5, Inc.	1.5%
IDACORP, Inc.	1.5%
UMB Financial Corp.	1.5%
Tenet Healthcare Corp.	1.4%
Everest Group Ltd.	1.4%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
US Foods Holding Corp.	1.7%
The Hanover Insurance Group, Inc.	1.7%
BorgWarner, Inc.	1.6%
Reliance, Inc.	1.6%
Regal Rexnord Corp.	1.6%
F5, Inc.	1.5%
IDACORP, Inc.	1.5%
UMB Financial Corp.	1.5%
Tenet Healthcare Corp.	1.4%
Everest Group Ltd.	1.4%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) contractually agreed to waive a portion of its investment advisory fee in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

Material Fund Change Expenses [Text Block]
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) contractually agreed to waive a portion of its investment advisory fee in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000063372 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Balanced Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Balanced Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 82,129,509
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$82,129,509
Total number of portfolio holdings	2
Total advisory fee paid	N/A
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	59.8%
Penn Series Quality Bond Fund	40.2%
Asset Allocation Target

Largest Holdings [Text Block]	Top 10 Holdings
Penn Series Index 500 Fund	59.8%
Penn Series Quality Bond Fund	40.2%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000063373 [Member]
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Conservative Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Conservative Allocation Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Allocation Fund	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 39,972,022
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 24,104
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$39,972,022
Total number of portfolio holdings	10
Total advisory fee paid	$24,104
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	60.9%
Penn Series Limited Maturity Bond Fund	9.0%
Penn Series Index 500 Fund	8.9%
Penn Series Flexibly Managed Fund	8.0%
Penn Series High Yield Bond Fund	6.9%
Penn Series Developed International Index Fund	2.0%
Penn Series Real Estate Securities Fund	2.0%
Penn Series Mid Core Value Fund	1.0%
Penn Series Large Core Value Fund	1.0%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Quality Bond Fund	60.9%
Penn Series Limited Maturity Bond Fund	9.0%
Penn Series Index 500 Fund	8.9%
Penn Series Flexibly Managed Fund	8.0%
Penn Series High Yield Bond Fund	6.9%
Penn Series Developed International Index Fund	2.0%
Penn Series Real Estate Securities Fund	2.0%
Penn Series Mid Core Value Fund	1.0%
Penn Series Large Core Value Fund	1.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000063374 [Member]
Shareholder Report [Line Items]
Fund Name	Developed International Index Fund
Class Name	Developed International Index Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Developed International Index Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Developed International Index Fund	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Net Assets	$ 102,089,930
Holdings Count | Holding	686
Advisory Fees Paid, Amount	$ 147,765
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$102,089,930
Total number of portfolio holdings	686
Total advisory fee paid	$147,765
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
ASML Holding N.V.	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca PLC	1.3%
Nestle S.A.	1.2%
Siemens AG	1.1%
Tokyo Electron Ltd.	1.0%
Shell PLC	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%
Sector Allocation [1]
Country Allocation
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
ASML Holding N.V.	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca PLC	1.3%
Nestle S.A.	1.2%
Siemens AG	1.1%
Tokyo Electron Ltd.	1.0%
Shell PLC	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000063375 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Emerging Markets Equity Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Emerging Markets Equity Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund	$77	1.35%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.35%
Net Assets	$ 74,553,603
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 297,974
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$74,553,603
Total number of portfolio holdings	54
Total advisory fee paid	$297,974
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.8%
Samsung Electronics Co., Ltd.	8.0%
SK hynix, Inc.	6.8%
Tencent Holdings Ltd.	4.0%
Elite Material Co., Ltd.	3.7%
Accton Technology Corp.	3.5%
Hon Hai Precision Industry Co., Ltd.	3.1%
PriceSmart, Inc.	3.1%
Contemporary Amperex Technology Co., Ltd., Class A	3.1%
Capitec Bank Holdings Ltd.	2.9%
Sector Allocation [1]
Country Allocation
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.8%
Samsung Electronics Co., Ltd.	8.0%
SK hynix, Inc.	6.8%
Tencent Holdings Ltd.	4.0%
Elite Material Co., Ltd.	3.7%
Accton Technology Corp.	3.5%
Hon Hai Precision Industry Co., Ltd.	3.1%
PriceSmart, Inc.	3.1%
Contemporary Amperex Technology Co., Ltd., Class A	3.1%
Capitec Bank Holdings Ltd.	2.9%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000063376 [Member]
Shareholder Report [Line Items]
Fund Name	Large Core Growth Fund
Class Name	Large Core Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Large Core Growth Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Core Growth Fund	$42	0.86%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
Net Assets	$ 126,646,841
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 364,367
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$126,646,841
Total number of portfolio holdings	36
Total advisory fee paid	$364,367
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
NVIDIA Corp.	15.4%
Apple, Inc.	8.5%
Microsoft Corp.	7.8%
Alphabet, Inc., Class A	6.7%
Advanced Micro Devices, Inc.	5.1%
Amazon.com, Inc.	5.1%
Visa, Inc., Class A	5.0%
Eli Lilly & Co.	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.0%
Broadcom, Inc.	3.2%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	15.4%
Apple, Inc.	8.5%
Microsoft Corp.	7.8%
Alphabet, Inc., Class A	6.7%
Advanced Micro Devices, Inc.	5.1%
Amazon.com, Inc.	5.1%
Visa, Inc., Class A	5.0%
Eli Lilly & Co.	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.0%
Broadcom, Inc.	3.2%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000063377 [Member]
Shareholder Report [Line Items]
Fund Name	Large Core Value Fund
Class Name	Large Core Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Large Core Value Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Core Value Fund	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Material Change Date	Jun. 01, 2026
Net Assets	$ 136,310,368
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 422,805
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$136,310,368
Total number of portfolio holdings	64
Total advisory fee paid	$422,805
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Amazon.com, Inc.	7.4%
Apple, Inc.	3.3%
Cisco Systems, Inc.	2.9%
AbbVie, Inc.	2.7%
Merck & Co., Inc.	2.6%
Bank of America Corp.	2.5%
Intel Corp.	2.4%
Reinsurance Group of America, Inc.	2.3%
United Parcel Service, Inc., Class B	2.3%
Johnson Controls International PLC	2.2%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Amazon.com, Inc.	7.4%
Apple, Inc.	3.3%
Cisco Systems, Inc.	2.9%
AbbVie, Inc.	2.7%
Merck & Co., Inc.	2.6%
Bank of America Corp.	2.5%
Intel Corp.	2.4%
Reinsurance Group of America, Inc.	2.3%
United Parcel Service, Inc., Class B	2.3%
Johnson Controls International PLC	2.2%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) contractually agreed to waive a portion of its investment advisory fee in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

Material Fund Change Expenses [Text Block]
Effective June 1, 2026, Penn Mutual Asset Management, LLC (the “Adviser”) contractually agreed to waive a portion of its investment advisory fee in the amount of 0.02% of the Fund’s average daily net assets through May 31, 2027. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver from year to year, but there is no guarantee that the Adviser will do so and the waiver may be cancelled or modified after May 31, 2027. This waiver may not be terminated prior to May 31, 2027 except with the approval of the Fund’s Board of Directors.

Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000063378 [Member]
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Moderate Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Moderate Allocation Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Allocation Fund	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 182,329,251
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 108,924
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$182,329,251
Total number of portfolio holdings	19
Total advisory fee paid	$108,924
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	30.0%
Penn Series Index 500 Fund	20.8%
Penn Series Flexibly Managed Fund	9.1%
Penn Series Developed International Index Fund	5.0%
Penn Series Mid Core Value Fund	4.0%
Penn Series High Yield Bond Fund	4.0%
Penn Series Real Estate Securities Fund	4.0%
Penn Series International Equity Fund	3.0%
Penn Series Large Cap Value Fund	3.0%
Penn Series Limited Maturity Bond Fund	3.0%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Quality Bond Fund	30.0%
Penn Series Index 500 Fund	20.8%
Penn Series Flexibly Managed Fund	9.1%
Penn Series Developed International Index Fund	5.0%
Penn Series Mid Core Value Fund	4.0%
Penn Series High Yield Bond Fund	4.0%
Penn Series Real Estate Securities Fund	4.0%
Penn Series International Equity Fund	3.0%
Penn Series Large Cap Value Fund	3.0%
Penn Series Limited Maturity Bond Fund	3.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.

C000063379 [Member]
Shareholder Report [Line Items]
Fund Name	Moderately Aggressive Allocation Fund
Class Name	Moderately Aggressive Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Series Moderately Aggressive Allocation Fund (“Fund”) for the period of January 01, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderately Aggressive Allocation Fund	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Net Assets	$ 192,728,503
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 112,849
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$192,728,503
Total number of portfolio holdings	20
Total advisory fee paid	$112,849
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	24.8%
Penn Series Quality Bond Fund	14.0%
Penn Series Flexibly Managed Fund	9.1%
Penn Series Developed International Index Fund	7.0%
Penn Series Large Cap Value Fund	6.0%
Penn Series International Equity Fund	5.0%
Penn Series Real Estate Securities Fund	5.0%
Penn Series Mid Core Value Fund	4.0%
Penn Series Large Core Value Fund	4.0%
Penn Series Large Growth Stock Fund	4.0%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Index 500 Fund	24.8%
Penn Series Quality Bond Fund	14.0%
Penn Series Flexibly Managed Fund	9.1%
Penn Series Developed International Index Fund	7.0%
Penn Series Large Cap Value Fund	6.0%
Penn Series International Equity Fund	5.0%
Penn Series Real Estate Securities Fund	5.0%
Penn Series Mid Core Value Fund	4.0%
Penn Series Large Core Value Fund	4.0%
Penn Series Large Growth Stock Fund	4.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm.
Accountant Change Date	May 21, 2026
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On May 21, 2026, the Board of Directors of Penn Series Funds, Inc., upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, replacing KPMG LLP (“KPMG”) as the Fund’s independent registered public accounting firm. There were no disagreements with KPMG during the Fund’s two most recent fiscal years or the subsequent interim period through May 21, 2026.